General Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023
General Information (Details) [Line Items]
Percentage of ordinary shares		47.29%	91.52%
Percentage of outstanding common shares		13.26%
Percentage of subsidiaries equity	6.66%
Percentage of stock ownership			62.49%
Common Shares [Member]
General Information (Details) [Line Items]
Percentage of outstanding common shares		83.26%
Ownership [Member]
General Information (Details) [Line Items]
Percentage of acquired	100.00%	100.00%		100.00%